SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
(NO. 33-48863)
UNDER THE SECURITIES ACT OF 1933
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Pre-Effective Amendment No.
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Post-Effective Amendment No. 84
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and
REGISTRATION STATEMENT
(NO. 811-58431)
UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 86
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VANGUARD VALLEY FORGE FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)
Registrant’s Telephone Number (610) 669-1000
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
It is proposed that this filing will become effective (check appropriate box)
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immediately upon filing pursuant to paragraph (b)
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on December 15, 2023, pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a)(1
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75 days after filing pursuant to paragraph (a)(2)
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on (date) pursuant to paragraph (a)(2) of rule 485 If appropriate, check the following box:
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This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 84 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 86 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Vanguard Valley Forge Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until December 15, 2023, the pending effective date of the Trust’s 82nd Post-Effective Amendment. By way of further background:

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Post-Effective Amendment No. 83 was filed under Rule 485(b)(1)(iii) on October 19, 2023, for the sole purpose of delaying, until November 17, 2023, the pending effective date of the Trust’s 82nd Post-Effective Amendment.

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Post-Effective Amendment No. 82 was filed under Rule 485(a)(2) on July 21, 2023, to register shares of Vanguard Mid-Cap Index Fund, a new series of the Trust (the “Acquiring Fund”), in connection with a reorganization of a predecessor fund (Vanguard Mid-Cap Index Fund, a series of Vanguard Index Funds) with and into the Acquiring Fund. The Acquiring Fund is identical in management to the predecessor fund, and the investment objective, strategies, and policies remain unchanged. Post-Effective Amendment No. 82 originally requested that the Amendment become effective on October 20, 2023.

This Post-Effective Amendment No. 84 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 82 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 16th day of November, 2023.

VANGUARD VALLEY FORGE FUNDS

BY: /s/ Mortimer J. Buckley*

Mortimer J. Buckley

Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ Mortimer J. Buckley*	Chairman and Chief Executive Officer	November 16, 2023

Mortimer J. Buckley
/s/ Tara Bunch*	Trustee	November 16, 2023

Tara Bunch
/s/ Emerson U. Fullwood*	Trustee	November 16, 2023

Emerson U. Fullwood
/s/ F. Joseph Loughrey*	Trustee	November 16, 2023

F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	November 16, 2023

Mark Loughridge
/s/ Scott C. Malpass*	Trustee	November 16, 2023

Scott C. Malpass
/s/ Deanna Mulligan*	Trustee	November 16, 2023

Deanna Mulligan
/s/ André F. Perold*	Trustee	November 16, 2023

André F. Perold
/s/ Sarah Bloom Raskin*	Trustee	November 16, 2023

Sarah Bloom Raskin
/s/ Grant Reid*	Trustee	November 16, 2023

Grant Reid
/s/ David Thomas*	Trustee	November 16, 2023

David Thomas
/s/ Peter F. Volanakis*	Trustee	November 16, 2023

Peter F. Volanakis

Signature	Title	Date
/s/ Christine Buchanan*	Chief Financial Officer	November 16, 2023

Christine Buchanan

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.